Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Impairment of investments	8.20%	0.60%
Tax on repatriation of foreign earnings	1.90%	2.70%
Net effect of losses not benefited	0.80%	0.40%
Foreign rate differentials	(3.30%)	(2.90%)
Non-taxable capital gains	(2.50%)	(0.40%)
Research and development tax credits	(2.40%)	(1.70%)
Earnings of equity accounted investees	(1.30%)	(1.60%)
Reserve for uncertain tax positions	(0.50%)	(1.50%)
Manufacturing and processing profits deduction	(0.40%)	(0.30%)
Valuation allowance on deferred tax assets		(1.80%)
US tax reform		0.40%
Others	(0.40%)	0.60%
Effective income tax rate	26.60%	21.00%